Property, Plant and Equipment - Disclosure of Summary about Property, Plant and Equipment (Parenthetical) (Detail) ₨ in Millions, $ in Millions	12 Months Ended
	Mar. 31, 2021 INR (₨)	Mar. 31, 2020 INR (₨)	Mar. 31, 2019 INR (₨)	Mar. 31, 2021 USD ($)
Disclosure of detailed information about property, plant and equipment [line items]
Net carrying value	₨ 85,192	₨ 81,120		$ 1,165
Computer equipment and software [member]
Disclosure of detailed information about property, plant and equipment [line items]
Net carrying value	18,508	16,844
Software platform [member]
Disclosure of detailed information about property, plant and equipment [line items]
Impairment charges	₨ 285	₨ 0	₨ 1,480